Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	WILLIAMS CAPITAL MANAGEMENT TRUST
Central Index Key	0001180852
Amendment Flag	false
Document Creation Date	Feb. 27, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013